Quarterly Holdings Report
for
Fidelity® Growth Company Fund
August 31, 2022
GCF-NPRT3-1022
1.805820.118
Common Stocks - 97.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd. (a)	50,308	326
Starry Group Holdings, Inc. Class A (b)	851,421	1,916
Starry, Inc.	5,820,526	12,441
		14,683
Entertainment - 0.7%
Netflix, Inc. (b)	703,451	157,264
Roblox Corp. (a)(b)	544,876	21,310
Roku, Inc. Class A (a)(b)	1,356,345	92,231
The Walt Disney Co. (b)	164,217	18,405
		289,210
Interactive Media & Services - 9.0%
Alphabet, Inc.:
Class A (b)	21,596,320	2,337,154
Class C (b)	12,299,780	1,342,521
Meta Platforms, Inc. Class A (b)	1,201,533	195,766
Snap, Inc. Class A (b)	1,264,946	13,763
Taboola.com Ltd. (b)	157,455	395
Twitter, Inc. (b)	220,193	8,532
Vimeo, Inc. (b)	1,889,912	11,188
Zoominfo Technologies, Inc. (b)	176,979	8,038
		3,917,357
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (b)	1,707,488	245,810
TOTAL COMMUNICATION SERVICES		4,467,060
CONSUMER DISCRETIONARY - 20.9%
Automobiles - 2.9%
Neutron Holdings, Inc. (b)(c)(d)	1,546,251	43
Rad Power Bikes, Inc. (b)(c)(d)	1,182,568	7,320
Rivian Automotive, Inc. (a)	6,071,640	198,603
Tesla, Inc. (b)	3,787,698	1,043,927
XPeng, Inc. ADR (b)	922,783	17,090
		1,266,983
Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc. Class A (b)	445,776	50,426
Booking Holdings, Inc. (b)	101,757	190,877
Chipotle Mexican Grill, Inc. (b)	39,061	62,373
Dutch Bros, Inc. (a)	137,827	5,031
Expedia, Inc. (b)	221,114	22,697
Marriott International, Inc. Class A	1,264,857	194,459
McDonald's Corp.	2,930	739
Penn Entertainment, Inc. (b)	2,125,039	66,365
Shake Shack, Inc. Class A (b)	67,294	3,207
Sonder Holdings, Inc. (a)(b)	5,962,967	11,091
Sonder Holdings, Inc.:
rights (b)(d)	53,749	54
rights (b)(d)	53,749	48
rights (b)(d)	53,749	43
rights (b)(d)	53,749	39
rights (b)(d)	53,749	35
rights (b)(d)	53,748	33
Starbucks Corp.	464,453	39,047
Sweetgreen, Inc. Class A	1,282,134	21,681
Yum China Holdings, Inc. (a)	469,510	23,527
		691,772
Household Durables - 0.3%
Lennar Corp. Class A	1,398,882	108,343
PulteGroup, Inc.	212,841	8,654
Purple Innovation, Inc. (a)(b)	3,101,292	8,870
		125,867
Internet & Direct Marketing Retail - 8.1%
Alibaba Group Holding Ltd. sponsored ADR (b)	158,452	15,118
Amazon.com, Inc. (b)	24,384,340	3,091,203
Etsy, Inc. (b)	87,418	9,232
JD.com, Inc. sponsored ADR	94,803	6,019
Lyft, Inc. (b)	1,117,818	16,465
Ozon Holdings PLC ADR (a)(b)(d)	20,942	44
Pinduoduo, Inc. ADR (b)	156,776	11,178
Revolve Group, Inc. (a)(b)	1,958,475	46,005
RumbleON, Inc. Class B (a)(b)	434,101	9,485
Uber Technologies, Inc. (b)	4,249,341	122,211
Wayfair LLC Class A (a)(b)	3,474,076	183,119
Zomato Ltd. (b)	31,811,600	22,729
		3,532,808
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)(b)	29,677	302
Multiline Retail - 0.5%
Dollar General Corp.	273,804	65,007
Dollar Tree, Inc. (b)	223,152	30,277
Ollie's Bargain Outlet Holdings, Inc. (b)	1,878,175	103,882
Target Corp.	114,736	18,397
		217,563
Specialty Retail - 2.2%
Carvana Co. Class A (b)	146,771	4,842
Fanatics, Inc. Class A (c)(d)	695,423	50,828
Five Below, Inc. (b)	222,614	28,468
Floor & Decor Holdings, Inc. Class A (b)	175,085	14,245
Lowe's Companies, Inc.	1,364,433	264,891
RH (b)	110,955	28,394
Ross Stores, Inc.	153,026	13,202
The Home Depot, Inc.	1,030,705	297,276
TJX Companies, Inc.	3,916,858	244,216
		946,362
Textiles, Apparel & Luxury Goods - 5.3%
Canada Goose Holdings, Inc. (b)	1,204,471	21,699
Crocs, Inc. (b)	214,565	15,813
Deckers Outdoor Corp. (b)	623,133	200,381
lululemon athletica, Inc. (b)	5,038,027	1,511,207
NIKE, Inc. Class B	1,197,700	127,495
On Holding AG (a)	4,744,822	94,849
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	7,336,536	277,321
Tory Burch LLC Class B (b)(c)(d)(e)	1,275,684	49,930
		2,298,695
TOTAL CONSUMER DISCRETIONARY		9,080,352
CONSUMER STAPLES - 4.0%
Beverages - 1.6%
Celsius Holdings, Inc. (b)	83,915	8,684
Constellation Brands, Inc. Class A (sub. vtg.)	116,598	28,689
Keurig Dr. Pepper, Inc.	2,322,648	88,539
Monster Beverage Corp. (b)	2,246,472	199,554
PepsiCo, Inc.	602,295	103,757
The Coca-Cola Co.	4,434,855	273,675
		702,898
Food & Staples Retailing - 0.9%
Blink Health LLC Series A1 (b)(c)(d)	173,460	6,581
Costco Wholesale Corp.	438,679	229,034
Grocery Outlet Holding Corp. (b)	270,990	10,872
Kroger Co.	644,385	30,892
Performance Food Group Co. (b)	1,226,632	61,307
Sysco Corp.	407,196	33,480
		372,166
Food Products - 0.5%
Archer Daniels Midland Co.	343,126	30,157
Bunge Ltd.	765,035	75,869
Darling Ingredients, Inc. (b)	579,275	44,060
Kellogg Co. (a)	280,465	20,401
Mondelez International, Inc.	294,853	18,240
The Hershey Co.	107,687	24,194
The Real Good Food Co. LLC:
Class B (d)	616,906	0
Class B unit (f)	616,906	4,399
The Real Good Food Co., Inc.	54,521	389
		217,709
Household Products - 0.3%
Church & Dwight Co., Inc.	232,393	19,454
Colgate-Palmolive Co.	338,653	26,486
Procter & Gamble Co.	687,662	94,856
		140,796
Personal Products - 0.3%
Olaplex Holdings, Inc. (a)	5,688,121	75,766
The Beauty Health Co. (b)	1,195,873	13,872
The Beauty Health Co. (b)(c)	2,884,717	33,463
		123,101
Tobacco - 0.4%
JUUL Labs, Inc. Class A (b)(c)(d)	44,067	339
Philip Morris International, Inc.	1,856,482	177,275
		177,614
TOTAL CONSUMER STAPLES		1,734,284
ENERGY - 3.1%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	908,917	22,959
Halliburton Co.	2,930,437	88,294
Schlumberger Ltd.	1,913,010	72,981
		184,234
Oil, Gas & Consumable Fuels - 2.7%
Cameco Corp. (a)	1,099,579	32,053
ConocoPhillips Co.	183,506	20,085
Devon Energy Corp.	659,268	46,558
EOG Resources, Inc.	1,010,393	122,561
EQT Corp.	263,821	12,611
Exxon Mobil Corp.	80,377	7,683
Hess Corp.	3,675,657	443,946
Occidental Petroleum Corp.	983,303	69,815
Phillips 66 Co.	213,510	19,101
Pioneer Natural Resources Co.	394,514	99,899
Range Resources Corp.	3,486,394	114,563
Reliance Industries Ltd.	4,063,738	133,064
Valero Energy Corp.	481,521	56,396
		1,178,335
TOTAL ENERGY		1,362,569
FINANCIALS - 1.6%
Banks - 0.6%
Bank of America Corp.	2,566,211	86,250
First Republic Bank	325,968	49,492
HDFC Bank Ltd. sponsored ADR	1,334,894	81,495
JPMorgan Chase & Co.	306,657	34,876
Wells Fargo & Co.	155,399	6,792
		258,905
Capital Markets - 0.7%
B3 SA - Brasil Bolsa Balcao	26,300	60
BlackRock, Inc. Class A	124,760	83,139
Charles Schwab Corp.	2,698,647	191,469
		274,668
Consumer Finance - 0.0%
Discover Financial Services	83,119	8,353
Diversified Financial Services - 0.3%
Adimab LLC (b)(c)(d)(e)	3,162,765	137,160
Ant International Co. Ltd. Class C (b)(c)(d)	2,440,816	4,369
		141,529
TOTAL FINANCIALS		683,455
HEALTH CARE - 13.1%
Biotechnology - 7.1%
4D Molecular Therapeutics, Inc. (b)	31,490	248
4D Pharma PLC (a)(b)(d)	2,622,292	508
AbbVie, Inc.	398,748	53,616
ACADIA Pharmaceuticals, Inc. (b)	3,978,841	65,372
Adagio Therapeutics, Inc. (a)	5,057,055	23,060
ADC Therapeutics SA (b)	762,056	5,197
Akouos, Inc. (b)	908,209	3,043
Akouos, Inc. (b)(f)	362,038	1,213
Alector, Inc. (b)	1,267,480	13,118
Allovir, Inc. (b)	2,231,824	16,761
Alnylam Pharmaceuticals, Inc. (b)	2,283,666	471,965
Ambrx Biopharma, Inc. ADR (b)	351,474	580
Amgen, Inc.	363,098	87,252
Arcutis Biotherapeutics, Inc. (b)	639,586	17,237
Argenx SE ADR (b)	672,385	254,074
Arrowhead Pharmaceuticals, Inc. (b)	94,632	3,758
Ascendis Pharma A/S sponsored ADR (b)	61,824	5,538
aTyr Pharma, Inc. (b)	1,028,401	3,517
Avidity Biosciences, Inc. (b)	979,853	19,225
Axcella Health, Inc. (b)	2,423,101	5,961
Beam Therapeutics, Inc. (a)(b)	287,966	15,723
BeiGene Ltd. ADR (b)	852,382	146,320
BioNTech SE ADR	2,023	293
BioXcel Therapeutics, Inc. (a)(b)	1,393,876	19,068
Century Therapeutics, Inc. (b)	1,276,248	13,426
Cerevel Therapeutics Holdings (b)	5,914,642	172,116
Cibus Corp. Series C (b)(c)(d)(e)	7,677,474	18,963
Codiak Biosciences, Inc. (b)	1,123,605	2,416
CRISPR Therapeutics AG (a)(b)	581,722	37,864
Cyclerion Therapeutics, Inc. (b)	426,817	359
Cyclerion Therapeutics, Inc. (b)(c)	543,695	457
Day One Biopharmaceuticals, Inc. (b)	443,004	10,406
Denali Therapeutics, Inc. (b)	238,332	6,595
Deverra Therapeutics, Inc. (b)(d)	59,780	103
EQRx, Inc. (a)(b)(g)	6,674,764	32,640
EQRx, Inc.:
rights (b)(d)	441,931	1,480
rights (b)(d)	189,399	504
Erasca, Inc. (b)	373,625	3,370
Evelo Biosciences, Inc. (a)(b)	4,975,539	10,896
Foghorn Therapeutics, Inc. (b)	995,582	9,896
Gemini Therapeutics, Inc. (a)(b)	133,836	207
Generation Bio Co. (b)	2,354,339	12,054
Icosavax, Inc. (b)	317,326	1,498
Imago BioSciences, Inc. (b)	83,473	1,213
Immunocore Holdings PLC ADR (b)	368,174	19,443
Inhibrx, Inc. (a)(b)	529,414	9,392
Instil Bio, Inc. (b)	264,495	1,375
Intarcia Therapeutics, Inc. warrants 12/6/24 (b)(d)	156,370	0
Intellia Therapeutics, Inc. (b)	140,834	8,458
Ionis Pharmaceuticals, Inc. (b)(g)	7,103,327	302,033
Janux Therapeutics, Inc. (b)	516,404	5,587
Karuna Therapeutics, Inc. (b)	1,278,537	326,104
Kinnate Biopharma, Inc. (b)	251,214	3,638
Legend Biotech Corp. ADR (b)	796,129	37,012
Lexicon Pharmaceuticals, Inc. (b)	1,878,213	5,165
Lyell Immunopharma, Inc. (a)(b)	940,009	6,298
Moderna, Inc. (b)	545,880	72,204
Monte Rosa Therapeutics, Inc. (b)	919,979	7,286
Morphic Holding, Inc. (b)	1,125,460	30,973
Nuvalent, Inc. Class A (b)	1,344,629	22,697
Omega Therapeutics, Inc. (b)	1,315,135	5,879
ORIC Pharmaceuticals, Inc. (b)	1,013,153	3,506
Poseida Therapeutics, Inc. (b)	2,791,321	9,239
Praxis Precision Medicines, Inc. (a)(b)	461,938	1,441
Protagonist Therapeutics, Inc. (b)	568,455	4,957
Prothena Corp. PLC (b)	636,436	17,547
PTC Therapeutics, Inc. (b)	886,188	44,256
Recursion Pharmaceuticals, Inc. (a)(b)	1,198,449	12,596
Regeneron Pharmaceuticals, Inc. (b)	287,992	167,341
Relay Therapeutics, Inc. (b)	544,467	12,506
Rigel Pharmaceuticals, Inc. (b)	3,945,669	5,603
Rubius Therapeutics, Inc. (a)(b)(g)	4,539,854	3,178
Sage Therapeutics, Inc. (b)	1,831,288	68,966
Saluda Medical Pty Ltd. warrants (b)(c)(d)	174,424	501
Sana Biotechnology, Inc. (a)(b)	667,054	4,543
Scholar Rock Holding Corp. (b)	1,743,675	14,542
Scholar Rock Holding Corp. warrants 12/31/25 (b)(c)	167,100	599
Seagen, Inc. (b)	44,326	6,839
Seres Therapeutics, Inc. (b)	5,971,300	30,692
Shattuck Labs, Inc. (b)	1,300,905	4,228
Sigilon Therapeutics, Inc. (b)	396,687	247
Silverback Therapeutics, Inc. (b)	1,412,071	7,682
Springworks Therapeutics, Inc. (a)(b)(g)	2,523,606	70,081
Synlogic, Inc. (b)	2,382,462	2,382
Syros Pharmaceuticals, Inc. (b)(f)	938,007	751
Syros Pharmaceuticals, Inc. warrants 10/10/22 (b)	98,540	0
Tango Therapeutics, Inc. (b)	495,177	2,030
Taysha Gene Therapies, Inc. (b)	951,337	3,006
Tenaya Therapeutics, Inc. (b)	94,065	413
TG Therapeutics, Inc. (b)	1,510,141	10,767
Twist Bioscience Corp. (b)	827,807	33,212
Tyra Biosciences, Inc.	162,991	1,077
uniQure B.V. (b)	283,527	5,540
UNITY Biotechnology, Inc. (b)	2,464,722	1,146
UNITY Biotechnology, Inc. warrants 8/22/27 (b)	2,050,000	283
Vaxcyte, Inc. (b)	873,999	22,864
Vera Therapeutics, Inc. (b)	585,910	12,732
Vertex Pharmaceuticals, Inc. (b)	127,980	36,060
Verve Therapeutics, Inc. (b)	435,423	16,703
Vor Biopharma, Inc. (b)	365,130	1,873
Yumanity Therapeutics, Inc. (b)	514,233	879
Zai Lab Ltd. ADR (b)	397,748	18,380
Zentalis Pharmaceuticals, Inc. (b)	714,516	19,156
		3,112,998
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	39,073	4,011
DexCom, Inc. (b)	1,148,832	94,445
Figs, Inc. Class A (b)	325,129	3,758
Insulet Corp. (b)	1,695,541	433,160
Intuitive Surgical, Inc. (b)	707,887	145,641
Novocure Ltd. (b)	4,515,191	370,833
Oddity Tech Ltd. (c)(d)	10,306	3,597
Outset Medical, Inc. (b)	1,471,863	26,920
Penumbra, Inc. (b)	5,034	826
Presbia PLC (b)(d)(g)	1,099,338	16
PROCEPT BioRobotics Corp.	1,097,879	44,442
Shockwave Medical, Inc. (b)	568,985	168,909
		1,296,558
Health Care Providers & Services - 1.1%
Alignment Healthcare, Inc. (b)	1,766,744	26,872
AmerisourceBergen Corp.	118,396	17,352
Centene Corp. (b)	683,477	61,335
Guardant Health, Inc. (b)	259,385	12,985
Humana, Inc.	143,422	69,098
McKesson Corp.	84,734	31,097
Progyny, Inc. (b)	41,128	1,654
The Oncology Institute, Inc. (b)(c)	1,815,080	11,526
UnitedHealth Group, Inc.	471,794	245,017
		476,936
Health Care Technology - 0.0%
DNA Script (c)(d)	463	339
DNA Script (c)(d)	1,769	1,296
		1,635
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. Class B (b)(f)	2,870,040	94,683
Absci Corp. (a)(b)	4,281,482	14,429
Akoya Biosciences, Inc. (b)	59,466	678
Danaher Corp.	34,854	9,407
Olink Holding AB ADR (b)	1,448,601	21,932
Seer, Inc. (b)	1,196,810	12,088
Thermo Fisher Scientific, Inc.	141,296	77,052
WuXi AppTec Co. Ltd. (H Shares) (f)	1,143,235	12,906
Wuxi Biologics (Cayman), Inc. (b)(f)	8,132,560	71,746
		314,921
Pharmaceuticals - 1.2%
Arvinas Holding Co. LLC (b)	185,047	7,835
Atea Pharmaceuticals, Inc. (b)	3,939,906	29,549
Bristol-Myers Squibb Co.	408,574	27,542
Dragonfly Therapeutics, Inc. (b)(c)(d)	481,725	6,874
Eli Lilly & Co.	298,705	89,979
Fulcrum Therapeutics, Inc. (b)	1,376,892	10,189
GH Research PLC (b)	1,069,777	16,635
Hansoh Pharmaceutical Group Co. Ltd. (f)	1,505,381	3,003
Harmony Biosciences Holdings, Inc. (a)(b)	1,857,478	81,562
Intra-Cellular Therapies, Inc. (b)	3,150,119	158,325
Nuvation Bio, Inc. (b)	4,431,485	12,408
OptiNose, Inc. (b)(g)	4,247,580	15,504
Pfizer, Inc.	338,530	15,312
Pharvaris BV (b)	138,734	1,261
Pliant Therapeutics, Inc. (b)	1,265,276	24,395
Sienna Biopharmaceuticals, Inc. (b)(d)	1,527,279	0
Skyhawk Therapeutics, Inc. (b)(c)(d)	603,195	7,039
Theravance Biopharma, Inc. (a)(b)	805,390	7,257
Theseus Pharmaceuticals, Inc.	89,098	608
UCB SA	101,220	7,131
		522,408
TOTAL HEALTH CARE		5,725,456
INDUSTRIALS - 4.9%
Aerospace & Defense - 1.0%
AeroVironment, Inc. (b)	65,193	5,779
Lockheed Martin Corp.	160,966	67,623
Raytheon Technologies Corp.	496,437	44,555
Space Exploration Technologies Corp. Class A (b)(c)(d)	4,182,100	292,747
The Boeing Co. (b)	162,099	25,976
		436,680
Air Freight & Logistics - 0.2%
Delhivery Private Ltd. (c)	2,969,100	20,185
United Parcel Service, Inc. Class B	254,442	49,492
		69,677
Airlines - 1.0%
Delta Air Lines, Inc. (b)	3,284,076	102,036
Ryanair Holdings PLC sponsored ADR (b)	95,209	6,923
Southwest Airlines Co. (b)	4,503,858	165,292
Spirit Airlines, Inc. (b)	1,800,688	40,840
United Airlines Holdings, Inc. (b)	1,637,353	57,324
Wheels Up Experience, Inc. (b)(c)	166,281	311
Wheels Up Experience, Inc.:
Class A (b)	4,659,481	8,713
rights (b)(d)	80,889	61
rights (b)(d)	80,889	48
rights (b)(d)	80,890	39
Wizz Air Holdings PLC (b)(f)	2,201,233	54,672
		436,259
Construction & Engineering - 0.1%
Fluor Corp. (b)	1,148,410	30,364
MasTec, Inc. (a)(b)	155,663	12,531
Quanta Services, Inc.	143,909	20,334
		63,229
Electrical Equipment - 0.3%
Eaton Corp. PLC	177,635	24,272
Emerson Electric Co.	564,237	46,121
Fluence Energy, Inc. (a)	104,543	2,086
Generac Holdings, Inc. (b)	202,944	44,731
NuScale Power Corp. (a)(b)	162,052	2,223
Rockwell Automation, Inc.	110,381	26,154
		145,587
Industrial Conglomerates - 0.0%
Honeywell International, Inc.	108,596	20,563
Machinery - 0.7%
Caterpillar, Inc.	357,550	66,043
Deere & Co.	304,424	111,191
Fortive Corp.	57,875	3,665
Illinois Tool Works, Inc.	181,532	35,368
Ingersoll Rand, Inc.	233,559	11,064
Xylem, Inc.	747,860	68,130
		295,461
Professional Services - 0.0%
LegalZoom.com, Inc. (a)(b)	434,347	4,474
Road & Rail - 1.6%
Avis Budget Group, Inc. (b)	2,116,463	354,254
Bird Global, Inc. (b)(c)	961,227	408
Bird Global, Inc.:
Class A (b)	2,851,132	1,211
rights (b)(d)	133,323	7
rights (b)(d)	133,322	4
rights (b)(d)	133,322	1
Canadian Pacific Railway Ltd. (a)	386,802	28,956
CSX Corp.	1,463,624	46,324
Hertz Global Holdings, Inc. (a)	1,691,647	31,228
Union Pacific Corp.	977,984	219,567
		681,960
TOTAL INDUSTRIALS		2,153,890
INFORMATION TECHNOLOGY - 37.6%
Communications Equipment - 0.5%
Arista Networks, Inc. (b)	316,442	37,935
Ciena Corp. (b)	2,737,670	138,909
Infinera Corp. (a)(b)(g)	11,190,014	61,321
		238,165
Electronic Equipment & Components - 0.1%
II-VI, Inc. (b)	373,161	17,624
TE Connectivity Ltd.	13,025	1,644
Trimble, Inc. (b)	479,857	30,351
		49,619
IT Services - 3.4%
Accenture PLC Class A	286,375	82,608
Actua Corp. (b)(d)	1,272,964	13
Block, Inc. Class A (b)	208,218	14,348
CI&T, Inc. Class A	10,857	99
Cloudflare, Inc. (b)	4,143,596	259,265
IBM Corp.	355,899	45,715
MasterCard, Inc. Class A	1,259,977	408,699
MongoDB, Inc. Class A (b)	25,399	8,200
Okta, Inc. (b)	328,501	30,025
PayPal Holdings, Inc. (b)	430,464	40,223
Shopify, Inc. Class A (b)	1,473,755	46,658
Snowflake, Inc. (b)	220,220	39,849
Toast, Inc. (a)	998,941	18,910
Twilio, Inc. Class A (b)	24,649	1,715
Visa, Inc. Class A	2,363,903	469,731
		1,466,058
Semiconductors & Semiconductor Equipment - 9.6%
Advanced Micro Devices, Inc. (b)	2,495,806	211,819
Applied Materials, Inc.	1,429,771	134,499
ASML Holding NV	33,443	16,385
Broadcom, Inc.	125,409	62,593
Cirrus Logic, Inc. (b)	1,513,708	116,086
Enphase Energy, Inc. (b)	192,448	55,125
First Solar, Inc. (a)(b)	582,576	74,308
GlobalFoundries, Inc.	140,506	8,405
KLA Corp.	184,852	63,613
Lam Research Corp.	42,788	18,737
Marvell Technology, Inc.	2,342,013	109,653
Micron Technology, Inc.	174,458	9,862
Monolithic Power Systems, Inc.	42,384	19,208
NVIDIA Corp.	18,506,024	2,793,299
onsemi (b)	238,116	16,375
Qualcomm, Inc.	478,472	63,287
Silicon Laboratories, Inc. (b)(g)	1,801,884	225,830
SiTime Corp. (b)	410,459	43,677
SolarEdge Technologies, Inc. (b)	24,373	6,726
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	233,898	19,495
Teradyne, Inc.	225,059	19,049
Texas Instruments, Inc.	451,625	74,613
Wolfspeed, Inc. (a)(b)	336,257	38,155
		4,200,799
Software - 11.1%
Adobe, Inc. (b)	610,183	227,867
Atlassian Corp. PLC (b)	24,699	6,117
Autodesk, Inc. (b)	411,882	83,093
Avalara, Inc. (b)	85,424	7,824
Bill.Com Holdings, Inc. (b)	4,512	730
Black Knight, Inc. (b)	226,568	14,990
C3.Ai, Inc. (a)(b)	641,830	11,553
Clear Secure, Inc. (b)	2,460	56
Crowdstrike Holdings, Inc. (b)	290,589	53,064
Datadog, Inc. Class A (b)	101,424	10,644
Elastic NV (b)	176,447	14,806
Epic Games, Inc. (b)(c)(d)	51,800	48,174
ForgeRock, Inc. (a)	172,654	2,945
HubSpot, Inc. (b)	95,837	32,301
Informatica, Inc. (a)	183,157	4,042
Intuit, Inc.	208,974	90,231
Microsoft Corp.	10,266,754	2,684,448
Nutanix, Inc. Class A (b)(g)	11,977,991	207,219
Oracle Corp.	2,979,190	220,907
Paycom Software, Inc. (b)	51,341	18,031
Paylocity Holding Corp. (b)	81,287	19,590
Pine Labs Private Ltd. (b)(c)(d)	4,120	2,199
RingCentral, Inc. (b)	157,098	6,761
Riskified Ltd. Class B (b)	1,558,874	7,888
Salesforce.com, Inc. (b)	5,212,623	813,795
Samsara, Inc. (a)	217,383	3,232
SentinelOne, Inc. (a)(b)	256,312	7,000
ServiceNow, Inc. (b)	186,620	81,109
Stripe, Inc. Class B (b)(c)(d)	205,500	5,807
The Trade Desk, Inc. (b)	57,502	3,605
UiPath, Inc. Class A (a)(b)	3,091,944	50,862
Workday, Inc. Class A (b)	97,075	15,975
Zoom Video Communications, Inc. Class A (b)	341,277	27,439
Zscaler, Inc. (b)	269,080	42,848
		4,827,152
Technology Hardware, Storage & Peripherals - 12.9%
Apple, Inc.	33,420,848	5,254,425
Pure Storage, Inc. Class A (b)	11,474,203	332,408
Samsung Electronics Co. Ltd.	416,325	18,371
		5,605,204
TOTAL INFORMATION TECHNOLOGY		16,386,997
MATERIALS - 1.3%
Chemicals - 0.8%
Albemarle Corp.	107,367	28,770
CF Industries Holdings, Inc.	1,018,777	105,403
Corteva, Inc.	2,242,504	137,757
DuPont de Nemours, Inc.	634,934	35,328
The Mosaic Co.	743,515	40,053
		347,311
Containers & Packaging - 0.0%
Sealed Air Corp.	208,000	11,192
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	6,365,760	188,426
Rio Tinto PLC sponsored ADR (a)	673,133	37,891
		226,317
TOTAL MATERIALS		584,820
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	284,955	72,393
Equinix, Inc.	20,476	13,460
Simon Property Group, Inc.	256,652	26,173
		112,026
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	400,715	31,640
WeWork, Inc. (b)	6,157,342	25,245
		56,885
TOTAL REAL ESTATE		168,911
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (f)	279,529	27,283
TOTAL COMMON STOCKS (Cost $17,946,190)		42,375,077

Preferred Stocks - 2.4%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 2.3%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series B(b)(c)(d)	384,303	15,118
Series E(b)(c)(d)	24,203	952
Series F(c)(d)	114,996	4,524
		20,594
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(b)(c)(d)	154,174	954
Series C(b)(c)(d)	606,658	3,755
Series D(c)(d)	1,071,300	6,631
		11,340
Hotels, Restaurants & Leisure - 0.1%
Discord, Inc. Series I (c)(d)	7,000	2,812
MOD Super Fast Pizza Holdings LLC Series 3 (b)(c)(d)(e)	82,137	21,504
		24,316
Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G(b)(c)(d)	125,688	30,344
Series H(b)(c)(d)	104,311	25,183
Instacart, Inc.:
Series H(b)(c)(d)	72,310	3,479
Series I(b)(c)(d)	32,756	1,576
		60,582
Textiles, Apparel & Luxury Goods - 0.1%
Freenome, Inc.:
Series C(b)(c)(d)	900,884	8,252
Series D(c)(d)	502,404	4,602
Laronde, Inc. Series B (c)(d)	344,496	6,973
		19,827
TOTAL CONSUMER DISCRETIONARY		116,065

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (b)(c)(d)	927,374	35,185

Food Products - 0.0%
AgBiome LLC:
Series C(b)(c)(d)	1,060,308	6,956
Series D(c)(d)	852,431	5,524
Bowery Farming, Inc. Series C1 (b)(c)(d)	130,916	4,005
		16,485
Tobacco - 0.0%
JUUL Labs, Inc. Series E (b)(c)(d)	22,033	170

TOTAL CONSUMER STAPLES		51,840

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc.:
Series B(b)(c)(d)	416,094	2,334
Series C(b)(c)(d)	559,977	3,141
		5,475
HEALTH CARE - 0.7%
Biotechnology - 0.6%
Altos Labs, Inc. Series B (c)(d)	485,428	9,295
Ankyra Therapeutics Series B (c)(d)	1,356,730	5,359
Asimov, Inc. Series B (c)(d)	82,174	5,653
Bright Peak Therapeutics AG Series B (b)(c)(d)	1,272,915	3,526
Caris Life Sciences, Inc. Series D (b)(c)(d)	1,235,035	6,842
Castle Creek Biosciences, Inc.:
Series D1(c)(d)	19,720	4,018
Series D2(c)(d)	6,341	1,292
Cleerly, Inc. Series C (c)(d)	983,054	11,581
Deep Genomics, Inc. Series C (b)(c)(d)	682,293	6,843
Dianthus Therapeutics, Inc. Series A (c)(d)	1,162,827	4,341
Element Biosciences, Inc.:
Series B(b)(c)(d)	1,096,312	14,976
Series C(b)(c)(d)	480,109	6,558
ElevateBio LLC Series C (b)(c)(d)	1,534,100	7,015
Generate Biomedicines Series B (c)(d)	820,747	6,673
Inscripta, Inc.:
Series D(b)(c)(d)	1,690,173	10,276
Series E(b)(c)(d)	1,086,476	6,606
Intarcia Therapeutics, Inc.:
Series CC(b)(c)(d)	1,051,411	0
Series DD(b)(c)(d)	1,543,687	0
Korro Bio, Inc.:
Series B1(c)(d)	1,436,500	2,744
Series B2(c)(d)	1,348,657	2,576
LifeMine Therapeutics, Inc. Series C (c)(d)	7,794,524	13,329
National Resilience, Inc.:
Series B(b)(c)(d)	1,277,345	77,573
Series C(b)(c)(d)	379,000	23,017
Quell Therapeutics Ltd. Series B (c)(d)	3,870,630	4,722
SalioGen Therapeutics, Inc. Series B (c)(d)	51,683	3,854
Saluda Medical Pty Ltd. Series D (c)(d)	581,414	5,842
Sonoma Biotherapeutics, Inc.:
Series B(b)(c)(d)	2,497,760	4,196
Series B1(b)(c)(d)	1,332,116	2,238
T-Knife Therapeutics, Inc. Series B (b)(c)(d)	995,165	3,811
Treeline Biosciences Series A (b)(c)(d)	1,219,600	6,964
		261,720
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (b)(c)(d)	5,899,008	4,391

Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (b)(c)(d)	2,899,016	2,638
Conformal Medical, Inc. Series C (b)(c)(d)	1,067,180	3,511
Scorpion Therapeutics, Inc. Series B (b)(c)(d)	1,325,354	1,657
		7,806
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(b)(c)(d)	101,470	5,054
Series E1(c)(d)	66,006	3,288
DNA Script:
Series B(c)(d)	22	16
Series C(c)(d)	10,882	7,973
Omada Health, Inc. Series E (c)(d)	2,558,060	7,060
PrognomIQ, Inc.:
Series A5(b)(c)(d)	372,687	969
Series B(b)(c)(d)	1,111,446	2,890
Series C(c)(d)	290,995	757
Wugen, Inc. Series B (b)(c)(d)	493,529	2,576
		30,583
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B(b)(c)(d)	16,803	3,722
Series C(b)(c)(d)	13,100	2,902
Galvanize Therapeutics Series B (c)(d)	4,342,265	7,425
Nohla Therapeutics, Inc. Series B (b)(c)(d)	9,124,200	0
		14,049
TOTAL HEALTH CARE		318,549

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp. Series G (b)(c)(d)	216,276	151,393

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(b)(c)(d)	54,111	5,583
Series B, 6.00%(c)(d)	71,156	7,341
		12,924
TOTAL INDUSTRIALS		164,317

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Meesho Series F (c)(d)	309,354	21,110
Xsight Labs Ltd. Series D (b)(c)(d)	787,863	5,893
		27,003
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (b)(c)(d)	4,067,736	4,510
Menlo Micro, Inc. Series C (c)(d)	4,423,488	4,656
		9,166
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (b)(c)(d)	923,523	29
ByteDance Ltd. Series E1 (b)(c)(d)	403,450	59,356
		59,385
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (c)(d)	190,608	3,869
Astera Labs, Inc.:
Series A(c)(d)	316,595	3,220
Series B(c)(d)	53,906	548
Series C(c)(d)	1,811,000	18,417
Series D(c)(d)	1,074,629	10,928
GaN Systems, Inc.:
Series F1(c)(d)	287,190	1,927
Series F2(c)(d)	151,648	1,018
SiMa.ai:
Series B(b)(c)(d)	1,596,216	11,319
Series B1(c)(d)	106,922	758
		52,004
Software - 0.3%
Bolt Technology OU Series E (c)(d)	72,621	11,278
Databricks, Inc.:
Series G(b)(c)(d)	250,296	13,709
Series H(c)(d)	273,171	14,962
Dataminr, Inc. Series D (b)(c)(d)	1,773,901	39,806
Evozyne LLC Series A (b)(c)(d)	444,700	6,933
Jet.Com, Inc. Series B1 (Escrow) (b)(c)(d)	7,578,338	0
Nuvia, Inc. Series B (b)(c)	1,235,787	1,010
Skyryse, Inc. Series B (c)(d)	568,445	13,739
Stripe, Inc. Series H (b)(c)(d)	88,200	2,493
Tenstorrent, Inc. Series C1 (b)(c)(d)	92,100	5,183
		109,113
TOTAL INFORMATION TECHNOLOGY		256,671

MATERIALS - 0.2%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (c)(d)	186,833	10,379

Metals & Mining - 0.2%
Diamond Foundry, Inc. Series C (b)(c)(d)	1,704,625	54,088

TOTAL MATERIALS		64,467

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	80,057	2,630

TOTAL CONVERTIBLE PREFERRED STOCKS		1,000,608
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (b)(c)(d)	17,893,728	492
Waymo LLC Series A2 (b)(c)(d)	44,767	2,692
		3,184
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (c)	604,608	29,469

TOTAL CONSUMER DISCRETIONARY		32,653

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (b)(c)(d)	46,864	10,142
Faraday Pharmaceuticals, Inc. Series B (b)(c)(d)	641,437	686
		10,828
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Pine Labs Private Ltd.:
Series 1(b)(c)(d)	9,846	5,256
Series A(b)(c)(d)	2,460	1,313
Series B(b)(c)(d)	2,677	1,429
Series B2(b)(c)(d)	2,165	1,156
Series C(b)(c)(d)	4,028	2,150
Series C1(b)(c)(d)	848	453
Series D(b)(c)(d)	907	484
		12,241
TOTAL NONCONVERTIBLE PREFERRED STOCKS		55,722
TOTAL PREFERRED STOCKS (Cost $934,553)		1,056,330

Convertible Bonds - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 10/27/25 (c)(d)(i)	7,504	6,658
4% 5/22/27 (c)(d)	3,596	3,974
4% 6/12/27 (c)(d)	743	821
		11,453
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc. 1.26% (c)(d)(j)	1,190	1,190
TOTAL CONVERTIBLE BONDS (Cost $13,033)		12,643

Preferred Securities - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/23 (c)(d)(k)	13,682	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (c)(d)(j)	8,368	8,368
TOTAL HEALTH CARE		8,368
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(d)	1,732	1,732
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (c)(d)(j)	6,731	6,731
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(j)	5,120	5,120
TOTAL INFORMATION TECHNOLOGY		13,583
TOTAL PREFERRED SECURITIES (Cost $35,633)		21,951

Money Market Funds - 1.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.33% (l)	101,745,447	101,766
Fidelity Securities Lending Cash Central Fund 2.34% (l)(m)	475,485,629	475,533
TOTAL MONEY MARKET FUNDS (Cost $577,295)		577,299

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $19,506,704)	44,043,300
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(481,643)
NET ASSETS - 100.0%	43,561,657

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,801,979,000 or 4.1% of net assets.

(d)	Level 3 security
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $270,656,000 or 0.6% of net assets.

(g)	Affiliated company
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Non-income producing - Security is in default.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Adimab LLC	9/17/14 - 6/05/15	48,038
AgBiome LLC Series C	6/29/18	6,716
AgBiome LLC Series D	9/03/21	5,053
Aledade, Inc. Series B1	5/07/21	3,885
Aledade, Inc. Series E1	5/20/22	3,288
Alif Semiconductor Series C	3/08/22	3,869
Altos Labs, Inc. Series B	7/22/22	9,295
Ankyra Therapeutics Series B	8/26/21	7,641
Ant International Co. Ltd. Class C	5/16/18	9,303
AppNexus, Inc. Series E (Escrow)	8/01/14	0
Asimov, Inc. Series B	10/29/21	7,616
Astera Labs, Inc. Series A	5/17/22	3,220
Astera Labs, Inc. Series B	5/17/22	548
Astera Labs, Inc. Series C	8/24/21	6,088
Astera Labs, Inc. Series D	5/17/22	10,928
Beta Technologies, Inc. Series A	4/09/21	3,965
Beta Technologies, Inc. Series B, 6.00%	4/04/22	7,341
Bird Global, Inc.	5/11/21	9,612
Blink Health LLC Series A1	12/30/20	4,699
Blink Health LLC Series C	11/07/19 - 7/14/21	35,402
Bolt Technology OU Series E	1/03/22	18,867
Boundless Bio, Inc. Series B	4/23/21	3,914
Bowery Farming, Inc. Series C1	5/18/21	7,888
Bright Peak Therapeutics AG Series B	5/14/21	4,972
ByteDance Ltd. Series E1	11/18/20	44,208
Caris Life Sciences, Inc. Series D	5/11/21	10,004
Castle Creek Biosciences, Inc. Series D1	4/19/22	4,240
Castle Creek Biosciences, Inc. Series D2	6/28/21	1,087
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	15,506
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	6,920
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	5,395
Cibus Corp. Series C	2/16/18 - 6/23/21	13,654
Circle Internet Financial Ltd. Series E	5/11/21	9,813
Cleerly, Inc. Series C	7/08/22	11,581
Conformal Medical, Inc. Series C	7/24/20	3,913
Cyclerion Therapeutics, Inc.	4/02/19	8,052
Databricks, Inc. Series G	2/01/21	14,798
Databricks, Inc. Series H	8/31/21	20,074
Dataminr, Inc. Series D	2/18/15 - 3/06/15	22,617
Deep Genomics, Inc. Series C	7/21/21	9,894
Delhivery Private Ltd.	5/20/21	14,493
Diamond Foundry, Inc. Series C	3/15/21	40,911
Dianthus Therapeutics, Inc. Series A	4/06/22	5,054
Discord, Inc. Series I	9/15/21	3,854
DNA Script	12/17/21	1,788
DNA Script Series B	12/17/21	18
DNA Script Series C	10/01/21	9,466
Dragonfly Therapeutics, Inc.	12/19/19	12,746
Element Biosciences, Inc. Series B	12/13/19	5,745
Element Biosciences, Inc. Series C	6/21/21	9,869
ElevateBio LLC Series C	3/09/21	6,436
Enevate Corp. Series E	1/29/21	4,510
Enevate Corp. 0% 1/29/23	1/29/21	1,732
Epic Games, Inc.	7/13/20 - 7/30/20	29,786
Evozyne LLC Series A	4/09/21	9,992
Fanatics, Inc. Class A	8/13/20 - 12/15/21	18,962
Faraday Pharmaceuticals, Inc. Series B	12/30/19	843
Farmers Business Network, Inc. Series G	9/15/21	11,613
Freenome, Inc. Series C	8/14/20	5,958
Freenome, Inc. Series D	11/22/21	3,789
Galvanize Therapeutics Series B	3/29/22	7,518
GaN Systems, Inc. Series F1	11/30/21	2,435
GaN Systems, Inc. Series F2	11/30/21	1,286
GaN Systems, Inc. 0%	11/30/21	6,731
Generate Biomedicines Series B	11/02/21	9,726
GoBrands, Inc. Series G	3/02/21	31,386
GoBrands, Inc. Series H	7/22/21	40,524
Inscripta, Inc. Series D	11/13/20	7,724
Inscripta, Inc. Series E	3/30/21	9,594
Instacart, Inc. Series H	11/13/20	4,339
Instacart, Inc. Series I	2/26/21	4,095
Intarcia Therapeutics, Inc. Series CC	11/14/12	14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	50,000
Intarcia Therapeutics, Inc. 6% 7/18/23	2/26/19	13,682
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	0
JUUL Labs, Inc. Class A	7/06/18	1,299
JUUL Labs, Inc. Series E	7/06/18	650
Kardium, Inc. Series D6	12/30/20	5,992
Kardium, Inc. 0%	12/30/20	8,368
Korro Bio, Inc. Series B1	12/17/21	3,749
Korro Bio, Inc. Series B2	12/17/21	3,749
Laronde, Inc. Series B	8/13/21	9,646
LifeMine Therapeutics, Inc. Series C	2/15/22	15,874
Meesho Series F	9/21/21	23,719
Menlo Micro, Inc. Series C	2/09/22	5,863
MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	11,535
National Resilience, Inc. Series B	12/01/20	17,449
National Resilience, Inc. Series C	6/28/21	16,831
Neutron Holdings, Inc.	2/04/21	15
Neutron Holdings, Inc. Series 1D	1/25/19	4,339
Neutron Holdings, Inc. 4% 10/27/25	10/29/21	7,504
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	3,596
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	743
Nohla Therapeutics, Inc. Series B	5/01/18	3,199
Nuvia, Inc. Series B	3/16/21	1,010
Oddity Tech Ltd.	1/06/22	4,436
Omada Health, Inc. Series E	12/22/21	15,336
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	4,240
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	5,992
Paragon Biosciences Emalex Capital, Inc. 1.26%	5/18/22	1,190
Pine Labs Private Ltd.	6/30/21	1,536
Pine Labs Private Ltd. Series 1	6/30/21	3,671
Pine Labs Private Ltd. Series A	6/30/21	917
Pine Labs Private Ltd. Series B	6/30/21	998
Pine Labs Private Ltd. Series B2	6/30/21	807
Pine Labs Private Ltd. Series C	6/30/21	1,502
Pine Labs Private Ltd. Series C1	6/30/21	316
Pine Labs Private Ltd. Series D	6/30/21	338
PrognomIQ, Inc. Series A5	8/20/20	225
PrognomIQ, Inc. Series B	9/11/20	2,540
PrognomIQ, Inc. Series C	2/16/22	890
Quell Therapeutics Ltd. Series B	11/24/21	7,315
Rad Power Bikes, Inc.	1/21/21	5,705
Rad Power Bikes, Inc. Series A	1/21/21	744
Rad Power Bikes, Inc. Series C	1/21/21	2,926
Rad Power Bikes, Inc. Series D	9/17/21	10,267
Reddit, Inc. Series B	7/26/17	5,456
Reddit, Inc. Series E	5/18/21	1,028
Reddit, Inc. Series F	8/11/21	7,106
Redwood Materials Series C	5/28/21	3,795
SalioGen Therapeutics, Inc. Series B	12/10/21	5,471
Saluda Medical Pty Ltd. Series D	1/20/22	7,416
Saluda Medical Pty Ltd. warrants	1/20/22	0
Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0
Scorpion Therapeutics, Inc. Series B	1/08/21	3,207
SiMa.ai Series B	5/10/21	8,184
SiMa.ai Series B1	4/25/22	758
Skyhawk Therapeutics, Inc.	5/21/21	9,904
Skyryse, Inc. Series B	10/21/21	14,029
Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,936
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,949
Space Exploration Technologies Corp. Class A	10/16/15 - 4/06/17	38,201
Space Exploration Technologies Corp. Series G	1/20/15	16,753
Stripe, Inc. Class B	5/18/21	8,246
Stripe, Inc. Series H	3/15/21	3,539
T-Knife Therapeutics, Inc. Series B	6/30/21	5,741
Tenstorrent, Inc. Series C1	4/23/21	5,476
Tenstorrent, Inc. 0%	4/23/21	5,120
The Beauty Health Co.	12/08/20	28,847
The Oncology Institute, Inc.	6/28/21	18,151
Tory Burch LLC Class B	12/31/12 - 5/14/15	83,055
Treeline Biosciences Series A	7/30/21	9,546
Waymo LLC Series A2	5/08/20	3,844
Wheels Up Experience, Inc.	2/01/21	1,663
Wugen, Inc. Series B	7/09/21	3,827
Xsight Labs Ltd. Series D	2/16/21	6,300

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	281,491	2,094,779	2,274,504	569	-	-	101,766	0.2%
Fidelity Securities Lending Cash Central Fund 2.34%	684,682	2,251,956	2,461,105	3,486	-	-	475,533	1.4%
Total	966,173	4,346,735	4,735,609	4,055	-	-	577,299

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Adagio Therapeutics, Inc.	-	-	-	-	-	-	-
Adagio Therapeutics, Inc.	178,946	-	-	-	-	(148,614)	-
Adagio Therapeutics, Inc.	86,904	2,383	4,402	-	(13,081)	(79,076)	-
Atea Pharmaceuticals, Inc.	38,238	40	5,980	-	(38,177)	35,429	-
Avis Budget Group, Inc.	803,171	-	174,591	-	115,513	(389,840)	-
Axcella Health, Inc.	6,027	964	290	-	(109)	(631)	-
BioXcel Therapeutics, Inc.	34,070	-	1,468	-	(951)	(12,583)	-
Codiak Biosciences, Inc.	15,271	-	402	-	(345)	(12,109)	-
EQRx, Inc.	-	3,359	1,319	-	206	(5,685)	32,640
Infinera Corp.	94,799	1,740	5,174	-	(964)	(29,080)	61,321
Ionis Pharmaceuticals, Inc.	205,658	213	24,345	-	3,279	117,228	302,033
Kaleido Biosciences, Inc.	8,455	-	708	-	(29,701)	21,954	-
Nutanix, Inc. Class A	414,493	8,481	17,961	-	2,174	(199,968)	207,219
OptiNose, Inc.	6,426	1,007	833	-	(1,217)	10,121	15,504
Presbia PLC	16	-	-	-	-	-	16
Rigel Pharmaceuticals, Inc.	25,645	-	8,398	-	(35,514)	23,869	-
Rubius Therapeutics, Inc.	59,612	84	1,334	-	(1,125)	(54,059)	3,178
Seres Therapeutics, Inc.	52,178	4,550	1,851	-	1,073	(25,258)	-
Sienna Biopharmaceuticals, Inc.	-	-	-	-	(252)	252	-
Silicon Laboratories, Inc.	480,477	-	104,243	-	41,478	(191,882)	225,830
Springworks Therapeutics, Inc.	88,469	76,809	6,822	-	(129)	(88,246)	70,081
The Oncology Institute, Inc.	10,602	-	-	-	-	924	-
Total	2,609,457	99,630	360,121	-	42,158	(1,027,254)	917,822

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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